Operating costs and expenses	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Operating costs and expenses

27	Operating costs and expenses

	January to March 2024	January to March 2023
Operating costs
Salaries, payroll charges, and benefits	(505,690)	(583,855)
Pension plan obligations	(5,810)	(1,656)
Construction costs (Note 25)	(1,306,723)	(1,153,015)
General supplies	(113,440)	(85,831)
Treatment supplies	(141,370)	(164,899)
Outsourced services	(504,745)	(435,484)
Electricity	(393,822)	(395,026)
General expenses	(283,516)	(227,169)
Depreciation and amortization	(720,311)	(606,788)
	(3,975,427)	(3,653,723)

Selling expenses
Salaries, payroll charges, and benefits	(62,115)	(70,517)
Pension plan obligations	(840)	(185)
General supplies	(1,859)	(1,067)
Outsourced services	(101,066)	(109,177)
Electricity	(210)	(191)
General expenses	(26,628)	(27,626)
Depreciation and amortization	(17,369)	(16,894)
	(210,087)	(225,657)

Bad debt expense, net of recoveries (Note 9 (c))	(190,518)	(162,805)

Administrative expenses
Salaries, payroll charges, and benefits	(112,499)	(55,142)
Pension plan obligations	(21,486)	(32,822)
General supplies	24,510	(601)
Outsourced services	(77,011)	(80,267)
Electricity	(372)	(583)
General expenses	(294,810)	(60,011)
Depreciation and amortization	(36,105)	(33,463)
Tax expenses	(20,365)	(21,790)
	(538,138)	(284,679)

Operating costs and expenses
Salaries, payroll charges, and benefits	(680,304)	(709,514)
Pension plan obligations (Note 21 (v))	(28,136)	(34,663)
Construction costs (Note 25)	(1,306,723)	(1,153,015)
General supplies	(90,789)	(87,499)
Treatment supplies	(141,370)	(164,899)
Outsourced services	(682,822)	(624,928)
Electricity	(394,404)	(395,800)
General expenses	(604,954)	(314,806)
Depreciation and amortization	(773,785)	(657,145)
Tax expenses	(20,365)	(21,790)
Bad debt expense, net of recoveries (Note 9 (c))	(190,518)	(162,805)
	(4,914,170)	(4,326,864)